IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	$ 6,552	$ 6,437	$ 6,333	$ 6,721
Interest-bearing deposits with banks	136,440	169,930
Trading loans, securities, and other	198,855	175,770
Non-trading financial assets at fair value through profit or loss	6,810	5,869
Derivatives	83,885	78,061
Financial assets designated at fair value through profit or loss	6,299	6,417
Financial assets at fair value through other comprehensive income	108,691	93,897
Debt securities at amortized cost, net of allowance for credit losses	255,743	271,615
Securities purchased under reverse repurchase agreements	222,119	208,217
Loans
Residential mortgages	334,103	331,649
Consumer installment and other personal	232,675	228,382
Credit card	41,585	40,639
Business and government	365,603	356,973
Total loans	973,966	957,643
Allowance for loan losses	(8,654)	(8,094)
Loans, net of allowance for loan losses	965,312	949,549
Investment in Schwab	9,242	9,024
Goodwill	19,579	18,851
Other intangibles	3,163	3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	10,151	9,837
Deferred tax assets	5,072	4,937
Amounts receivable from brokers, dealers, and clients	26,118	22,115
Other assets	29,523	28,181
Total assets	2,093,554	2,061,751
Liabilities
Trading deposits	27,198	30,412
Derivatives	75,017	68,368
Securitization liabilities at fair value	21,181	20,319
Financial liabilities designated at fair value through profit or loss	210,700	207,914
Deposits
Personal	660,472	641,667
Banks	50,696	57,698
Business and government	579,318	569,315
Total deposits, other than trading	1,290,486	1,268,680
Obligations related to securities sold short	46,086	39,515
Obligations related to securities sold under repurchase agreements	193,856	201,900
Securitization liabilities at amortized cost	12,652	12,365
Amounts payable to brokers, dealers, and clients	26,622	26,598
Insurance contract liabilities	6,910	7,169
Other liabilities	50,171	51,878
Subordinated notes and debentures	13,671	11,473
Equity	119,004	115,160
Total liabilities and equity	2,093,554	2,061,751
Off-balance sheet commitments
Total off-balance sheet commitments	379,843	371,071
Not later than one month [member]
Assets
Cash and due from banks	6,552	6,437
Interest-bearing deposits with banks	134,675	165,665
Trading loans, securities, and other	3,874	3,773
Non-trading financial assets at fair value through profit or loss	31	0
Derivatives	9,774	11,235
Financial assets designated at fair value through profit or loss	517	367
Financial assets at fair value through other comprehensive income	2,878	357
Debt securities at amortized cost, net of allowance for credit losses	1,396	1,620
Securities purchased under reverse repurchase agreements	156,940	134,310
Loans
Residential mortgages	7,478	7,502
Consumer installment and other personal	1,037	974
Credit card	0	0
Business and government	54,279	55,591
Total loans	62,794	64,067
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	62,794	64,067
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	2	0
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	26,086	22,115
Other assets	5,157	6,556
Total assets	410,676	416,502
Liabilities
Trading deposits	1,324	4,522
Derivatives	9,519	9,923
Securitization liabilities at fair value	61	0
Financial liabilities designated at fair value through profit or loss	46,170	50,711
Deposits
Personal	16,640	14,229
Banks	12,890	14,714
Business and government	20,415	23,536
Total deposits, other than trading	49,945	52,479
Obligations related to securities sold short	3,940	1,431
Obligations related to securities sold under repurchase agreements	169,636	173,741
Securitization liabilities at amortized cost	0	119
Amounts payable to brokers, dealers, and clients	26,622	26,598
Insurance contract liabilities	214	224
Other liabilities	11,800	12,396
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	319,231	332,144
Off-balance sheet commitments
Total off-balance sheet commitments	22,411	31,311
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	23	23
Trading loans, securities, and other	5,151	4,852
Non-trading financial assets at fair value through profit or loss	180	2
Derivatives	9,846	12,059
Financial assets designated at fair value through profit or loss	230	251
Financial assets at fair value through other comprehensive income	4,287	7,284
Debt securities at amortized cost, net of allowance for credit losses	4,142	4,237
Securities purchased under reverse repurchase agreements	26,509	35,360
Loans
Residential mortgages	8,653	11,817
Consumer installment and other personal	1,761	1,758
Credit card	0	0
Business and government	11,215	15,405
Total loans	21,629	28,980
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	21,629	28,980
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	2	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	6,182	2,478
Total assets	78,181	95,534
Liabilities
Trading deposits	2,582	2,516
Derivatives	9,620	11,556
Securitization liabilities at fair value	278	1,004
Financial liabilities designated at fair value through profit or loss	50,026	25,295
Deposits
Personal	26,633	31,997
Banks	23	4,287
Business and government	19,054	24,136
Total deposits, other than trading	45,710	60,420
Obligations related to securities sold short	2,337	2,392
Obligations related to securities sold under repurchase agreements	16,544	21,172
Securitization liabilities at amortized cost	819	589
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	412	448
Other liabilities	11,360	14,478
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	139,688	139,870
Off-balance sheet commitments
Total off-balance sheet commitments	25,733	28,290
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	6,767	6,777
Non-trading financial assets at fair value through profit or loss	1,582	301
Derivatives	6,533	5,501
Financial assets designated at fair value through profit or loss	588	486
Financial assets at fair value through other comprehensive income	8,945	6,250
Debt securities at amortized cost, net of allowance for credit losses	6,466	4,763
Securities purchased under reverse repurchase agreements	22,642	19,897
Loans
Residential mortgages	14,748	13,066
Consumer installment and other personal	2,654	2,509
Credit card	0	0
Business and government	20,965	10,866
Total loans	38,367	26,441
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	38,367	26,441
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	2	1
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	32	0
Other assets	969	2,989
Total assets	92,893	73,406
Liabilities
Trading deposits	2,360	2,768
Derivatives	5,674	5,740
Securitization liabilities at fair value	709	328
Financial liabilities designated at fair value through profit or loss	50,420	51,967
Deposits
Personal	25,551	30,780
Banks	17,055	2,434
Business and government	23,636	11,295
Total deposits, other than trading	66,242	44,509
Obligations related to securities sold short	1,255	750
Obligations related to securities sold under repurchase agreements	2,460	2,096
Securitization liabilities at amortized cost	433	819
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	617	671
Other liabilities	7,870	7,279
Subordinated notes and debentures	200	0
Equity	0	0
Total liabilities and equity	138,240	116,927
Off-balance sheet commitments
Total off-balance sheet commitments	36,484	26,397
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,271	4,852
Non-trading financial assets at fair value through profit or loss	118	1,431
Derivatives	3,712	4,257
Financial assets designated at fair value through profit or loss	326	613
Financial assets at fair value through other comprehensive income	8,848	6,459
Debt securities at amortized cost, net of allowance for credit losses	4,194	6,367
Securities purchased under reverse repurchase agreements	9,135	10,119
Loans
Residential mortgages	15,395	16,074
Consumer installment and other personal	3,930	4,077
Credit card	0	0
Business and government	18,781	19,340
Total loans	38,106	39,491
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	38,106	39,491
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	6	4
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	397	556
Total assets	69,113	74,149
Liabilities
Trading deposits	3,722	2,101
Derivatives	4,291	3,319
Securitization liabilities at fair value	97	644
Financial liabilities designated at fair value through profit or loss	45,040	40,280
Deposits
Personal	24,109	16,971
Banks	7,257	16,343
Business and government	10,086	19,038
Total deposits, other than trading	41,452	52,352
Obligations related to securities sold short	832	971
Obligations related to securities sold under repurchase agreements	851	1,036
Securitization liabilities at amortized cost	147	438
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	618	671
Other liabilities	1,336	1,114
Subordinated notes and debentures	0	200
Equity	0	0
Total liabilities and equity	98,386	103,126
Off-balance sheet commitments
Total off-balance sheet commitments	23,451	25,256
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,601	4,729
Non-trading financial assets at fair value through profit or loss	0	96
Derivatives	4,999	2,587
Financial assets designated at fair value through profit or loss	132	292
Financial assets at fair value through other comprehensive income	4,975	9,367
Debt securities at amortized cost, net of allowance for credit losses	5,037	4,072
Securities purchased under reverse repurchase agreements	2,817	5,299
Loans
Residential mortgages	5,712	4,353
Consumer installment and other personal	6,106	6,137
Credit card	0	0
Business and government	16,552	18,982
Total loans	28,370	29,472
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	28,370	29,472
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	23	12
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	637	367
Total assets	51,591	56,293
Liabilities
Trading deposits	2,945	3,715
Derivatives	5,208	2,783
Securitization liabilities at fair value	1,042	97
Financial liabilities designated at fair value through profit or loss	18,082	37,964
Deposits
Personal	17,840	19,064
Banks	1	6,954
Business and government	10,346	9,020
Total deposits, other than trading	28,187	35,038
Obligations related to securities sold short	350	603
Obligations related to securities sold under repurchase agreements	455	30
Securitization liabilities at amortized cost	721	144
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	651	705
Other liabilities	1,938	876
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	59,579	81,955
Off-balance sheet commitments
Total off-balance sheet commitments	24,912	22,460
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	14,146	11,756
Non-trading financial assets at fair value through profit or loss	747	702
Derivatives	12,817	10,485
Financial assets designated at fair value through profit or loss	1,336	1,144
Financial assets at fair value through other comprehensive income	5,780	5,766
Debt securities at amortized cost, net of allowance for credit losses	25,103	30,513
Securities purchased under reverse repurchase agreements	2,291	1,722
Loans
Residential mortgages	88,490	86,112
Consumer installment and other personal	28,541	28,498
Credit card	0	0
Business and government	48,485	47,488
Total loans	165,516	162,098
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	165,516	162,098
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	81	81
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	324	373
Total assets	228,141	224,640
Liabilities
Trading deposits	4,609	5,488
Derivatives	10,051	8,800
Securitization liabilities at fair value	2,917	3,313
Financial liabilities designated at fair value through profit or loss	666	1,477
Deposits
Personal	16,112	15,120
Banks	0	0
Business and government	43,681	37,681
Total deposits, other than trading	59,793	52,801
Obligations related to securities sold short	7,008	8,303
Obligations related to securities sold under repurchase agreements	1,246	1,225
Securitization liabilities at amortized cost	1,514	1,843
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	1,124	1,184
Other liabilities	1,928	1,886
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	90,856	86,320
Off-balance sheet commitments
Total off-balance sheet commitments	57,490	54,215
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	30,941	28,458
Non-trading financial assets at fair value through profit or loss	1,569	810
Derivatives	19,357	17,773
Financial assets designated at fair value through profit or loss	1,737	1,865
Financial assets at fair value through other comprehensive income	26,575	19,729
Debt securities at amortized cost, net of allowance for credit losses	86,156	93,429
Securities purchased under reverse repurchase agreements	70	482
Loans
Residential mortgages	126,833	132,381
Consumer installment and other personal	89,568	88,052
Credit card	0	0
Business and government	95,686	98,362
Total loans	312,087	318,795
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	312,087	318,795
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	640	562
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	302	312
Total assets	479,434	482,215
Liabilities
Trading deposits	7,298	7,566
Derivatives	15,276	12,877
Securitization liabilities at fair value	10,345	9,443
Financial liabilities designated at fair value through profit or loss	75	0
Deposits
Personal	15,001	15,590
Banks	3	3
Business and government	75,062	76,667
Total deposits, other than trading	90,066	92,260
Obligations related to securities sold short	14,740	10,989
Obligations related to securities sold under repurchase agreements	20	23
Securitization liabilities at amortized cost	5,021	4,823
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	1,705	1,656
Other liabilities	1,604	1,421
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	146,150	141,058
Off-balance sheet commitments
Total off-balance sheet commitments	182,117	175,998
Later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	30,644	27,484
Non-trading financial assets at fair value through profit or loss	710	694
Derivatives	16,847	14,164
Financial assets designated at fair value through profit or loss	1,433	1,399
Financial assets at fair value through other comprehensive income	42,157	34,270
Debt securities at amortized cost, net of allowance for credit losses	123,253	126,617
Securities purchased under reverse repurchase agreements	0	0
Loans
Residential mortgages	66,794	60,344
Consumer installment and other personal	36,041	35,096
Credit card	0	0
Business and government	63,275	61,904
Total loans	166,110	157,344
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	166,110	157,344
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3,201	3,130
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	158	153
Total assets	384,513	365,255
Liabilities
Trading deposits	2,358	1,736
Derivatives	15,378	13,370
Securitization liabilities at fair value	5,732	5,490
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	8	7
Banks	1	0
Business and government	26,934	24,144
Total deposits, other than trading	26,943	24,151
Obligations related to securities sold short	14,616	12,610
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	3,997	3,590
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	766	727
Other liabilities	5,755	5,608
Subordinated notes and debentures	13,471	11,273
Equity	0	0
Total liabilities and equity	89,016	78,555
Off-balance sheet commitments
Total off-balance sheet commitments	5,171	5,146
No specific maturity [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	1,742	4,242
Trading loans, securities, and other	98,460	83,089
Non-trading financial assets at fair value through profit or loss	1,873	1,833
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	4,246	4,415
Debt securities at amortized cost, net of allowance for credit losses	(4)	(3)
Securities purchased under reverse repurchase agreements	1,715	1,028
Loans
Residential mortgages	0	0
Consumer installment and other personal	63,037	61,281
Credit card	41,585	40,639
Business and government	36,365	29,035
Total loans	140,987	130,955
Allowance for loan losses	(8,654)	(8,094)
Loans, net of allowance for loan losses	132,333	122,861
Investment in Schwab	9,242	9,024
Goodwill	19,579	18,851
Other intangibles	3,163	3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	6,194	6,039
Deferred tax assets	5,072	4,937
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	15,397	14,397
Total assets	299,012	273,757
Liabilities
Trading deposits	0	0
Derivatives	0	0
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	221	220
Deposits
Personal	518,578	497,909
Banks	13,466	12,963
Business and government	350,104	343,798
Total deposits, other than trading	882,148	854,670
Obligations related to securities sold short	1,008	1,466
Obligations related to securities sold under repurchase agreements	2,644	2,577
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	803	883
Other liabilities	6,580	6,820
Subordinated notes and debentures	0	0
Equity	119,004	115,160
Total liabilities and equity	1,012,408	981,796
Off-balance sheet commitments
Total off-balance sheet commitments	2,074	1,998
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	374,021	365,305
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,267	31,198
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	25,516	28,024
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	36,101	26,127
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,451	24,731
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,001	21,440
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	56,363	52,706
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	180,492	174,388
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,794	4,743
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,036	1,948
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,194	4,366
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	116	113
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	211	266
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	250	270
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	194	400
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	365	254
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,018	1,019
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,625	1,591
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	377	403
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	38	50
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,628	1,400
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28	0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	6	0
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	133	0
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	806	125
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	546	766
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	109	490
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	19
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0	$ 0